Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Financial assets at fair value through profit or loss

Note 9 — Financial assets at fair value through profit or loss

The Group classifies the following financial assets at fair value through profit or loss (FVPL):

●	Equity investments that are held for trading.

Financial assets mandatorily measured at FVPL include the following:

	December 31, 2023	December 31, 2022
	EUR	EUR
Current Assets
US listed equity securities	106,299	-
Treasury bond	320,021	-
	426,320	-

During the year, the following gains (losses) were recognized in profit or loss:

	December 31, 2023	December 31, 2022
	EUR	EUR
Fair value gains (losses) on equity investments at FVPL recognized in other gains (losses)	9,436	-